Inventories - Inventory (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Inventory Disclosure [Abstract]
Raw materials	¥ 106,667		¥ 90,882
Work-in-process	15,089		11,003
Finished goods	55,395		58,896
Total	¥ 177,151	$ 24,377	¥ 160,781